Schedule of credit quality of financial assets (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets		$ 1,014,312	$ 1,382,221
Ifrs cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets		743,817	1,086,163	[1]
Ifrs cash and cash equivalents [member] | Local [member]
Disclosure of financial assets [line items]
Financial assets		181,395	408,264
Ifrs cash and cash equivalents [member] | Global [member]
Disclosure of financial assets [line items]
Financial assets		562,422	677,899
Ifrs cash and cash equivalents [member] | Credit rating aaa [member]
Disclosure of financial assets [line items]
Financial assets		117,439	131,489	[1]
Ifrs cash and cash equivalents [member] | Credit rating aaa [member] | Local [member]
Disclosure of financial assets [line items]
Financial assets		117,439	131,489
Ifrs cash and cash equivalents [member] | Credit rating aa plus [member]
Disclosure of financial assets [line items]
Financial assets	[1]		1,959
Ifrs cash and cash equivalents [member] | Credit rating aa plus [member] | Local [member]
Disclosure of financial assets [line items]
Financial assets			1,959
Ifrs cash and cash equivalents [member] | Credit rating aa [member]
Disclosure of financial assets [line items]
Financial assets		19	30,178	[1]
Ifrs cash and cash equivalents [member] | Credit rating aa [member] | Local [member]
Disclosure of financial assets [line items]
Financial assets		19	30,178
Ifrs cash and cash equivalents [member] | Credit rating aa minus [member]
Disclosure of financial assets [line items]
Financial assets		21,252	30,386	[1]
Ifrs cash and cash equivalents [member] | Credit rating aa minus [member] | Local [member]
Disclosure of financial assets [line items]
Financial assets			8,754
Ifrs cash and cash equivalents [member] | Credit rating aa minus [member] | Global [member]
Disclosure of financial assets [line items]
Financial assets		21,252	21,632
Ifrs cash and cash equivalents [member] | Credit rating aplus [member]
Disclosure of financial assets [line items]
Financial assets		354,043	414,184	[1]
Ifrs cash and cash equivalents [member] | Credit rating aplus [member] | Local [member]
Disclosure of financial assets [line items]
Financial assets		35,923	164,987
Ifrs cash and cash equivalents [member] | Credit rating aplus [member] | Global [member]
Disclosure of financial assets [line items]
Financial assets		318,120	249,197
Ifrs cash and cash equivalents [member] | Credit ratinga [member]
Disclosure of financial assets [line items]
Financial assets		141,007	327,607	[1]
Ifrs cash and cash equivalents [member] | Credit ratinga [member] | Local [member]
Disclosure of financial assets [line items]
Financial assets		25,354	69,608
Ifrs cash and cash equivalents [member] | Credit ratinga [member] | Global [member]
Disclosure of financial assets [line items]
Financial assets		115,653	257,999
Ifrs cash and cash equivalents [member] | Credit rating aminus [member]
Disclosure of financial assets [line items]
Financial assets		104,528	116,992	[1]
Ifrs cash and cash equivalents [member] | Credit rating aminus [member] | Global [member]
Disclosure of financial assets [line items]
Financial assets		104,528	116,992
Ifrs cash and cash equivalents [member] | Credit rating bbb plus [member]
Disclosure of financial assets [line items]
Financial assets	[1]		30,706
Ifrs cash and cash equivalents [member] | Credit rating bbb plus [member] | Global [member]
Disclosure of financial assets [line items]
Financial assets			30,706
Ifrs cash and cash equivalents [member] | Credit rating no rating [member]
Disclosure of financial assets [line items]
Financial assets	[2]	5,529	2,662	[1]
Ifrs cash and cash equivalents [member] | Credit rating no rating [member] | Local [member]
Disclosure of financial assets [line items]
Financial assets	[2]	2,660	1,289
Ifrs cash and cash equivalents [member] | Credit rating no rating [member] | Global [member]
Disclosure of financial assets [line items]
Financial assets	[2]	2,869	1,373
Financial investments [member]
Disclosure of financial assets [line items]
Financial assets		19,202	35,044	[1]
Financial investments [member] | Local [member]
Disclosure of financial assets [line items]
Financial assets		19,202	35,044
Financial investments [member] | Credit rating aaa [member]
Disclosure of financial assets [line items]
Financial assets		16,849	32,411	[1]
Financial investments [member] | Credit rating aaa [member] | Local [member]
Disclosure of financial assets [line items]
Financial assets		16,849	32,411
Financial investments [member] | Credit rating aa plus [member]
Disclosure of financial assets [line items]
Financial assets	[1]		2,257
Financial investments [member] | Credit rating aa plus [member] | Local [member]
Disclosure of financial assets [line items]
Financial assets			2,257
Financial investments [member] | Credit rating aa [member]
Disclosure of financial assets [line items]
Financial assets		2,353	46	[1]
Financial investments [member] | Credit rating aa [member] | Local [member]
Disclosure of financial assets [line items]
Financial assets		2,353	46
Financial investments [member] | Credit rating aa minus [member]
Disclosure of financial assets [line items]
Financial assets	[1]		330
Financial investments [member] | Credit rating aa minus [member] | Local [member]
Disclosure of financial assets [line items]
Financial assets			330
Derivatives [member]
Disclosure of financial assets [line items]
Financial assets		16,394	31,980	[1]
Derivatives [member] | Local [member]
Disclosure of financial assets [line items]
Financial assets		314	2,068
Derivatives [member] | Global [member]
Disclosure of financial assets [line items]
Financial assets		16,080	29,912
Derivatives [member] | Credit rating aaa [member]
Disclosure of financial assets [line items]
Financial assets		314	2,068	[1]
Derivatives [member] | Credit rating aaa [member] | Local [member]
Disclosure of financial assets [line items]
Financial assets		314	2,068
Derivatives [member] | Credit rating aplus [member]
Disclosure of financial assets [line items]
Financial assets		8,491	1,977	[1]
Derivatives [member] | Credit rating aplus [member] | Global [member]
Disclosure of financial assets [line items]
Financial assets		8,491	1,977
Derivatives [member] | Credit rating aminus [member]
Disclosure of financial assets [line items]
Financial assets		7,589	27,935	[1]
Derivatives [member] | Credit rating aminus [member] | Global [member]
Disclosure of financial assets [line items]
Financial assets		$ 7,589	$ 27,935

[1]	As mentioned in note 5 (c), in 2021, the Company modified its Financial Risk Management Policy, allowing the use of local ratings available from local agencies in Peru, for assessing the credit risks of financial institutions in Peru. Therefore, the Company is presenting the 2020 comparative balances according to the updated policy.
[2]	Refers to subsidiaries of international financial institutions that do not have a global rating available in the international rating agencies. According to the Company's policy, for these financial institutions, the rating of the financial institution controlling entities is assumed, which must be at least BBB-.